UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund
1536 Holmes Street
Livermore, CA  94550

 (Address of principal executive offices)

OCM Mutual Fund
Attn: Greg Orrell
1536 Holmes Street
Livermore, CA  94550

 (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2008 through June 30, 2009

Item 1. Proxy Voting Record

July 1, 2008 - June 30, 2009
ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt

Silver Wheaton	SLW	828336107	8/7/08	A. Resolution approving issuance of up to	Company	Yes	For	For
3,039,423 additional common share warrants of
the company upon the early exercise of
outstanding listed common shares purchase
warrants of the company.

Brazauro	BZO	10575Q106	8/8/08	1. Fix number of directors at 7; 2. Elect directors;	Company	Yes	For	For
Resources				3. Appoint Morgan & Co. as auditors; 4. Resolution
to amend company stock option plan;
5. Resolution to approve re-pricing of certain stock
options granted to an insider.

Fury Exploration	FUR	36112T105	8/8/08	1. Approve arrangement to merge Fury Exploration	Company	Yes	For	For
and Golden Predator Mines; 2. Transact any
other business.

Radius Gold, Inc.	RDU	750468951	8/12/08	1. Appoint BDO Dumwoody as auditors;	Company	Yes	For	For
2. Authorize directors to fix auditor's
remuneration; 3. Determine number of directors at
6; 4. Elect directors; 5. Approve company stock
option plan.

Argentex Mining	AGXM	04012E107	8/10/08	1. Elect directors; 2. Appoint Morgan & Co. as	Company	Yes	For	For
auditors; 3. Approve company's 2007 stock
option plan.

Evolving Gold	EVG	30050D958	9/30/08	1. Appoint BDO Dunwoody LLP as auditors;	Company	Yes	For	For
2. Elect directors; 3. Ratify amendment to by-law
number 1; 4. Approve continuance of Corporate
stock option plan.

July 1, 2008 - June 30, 2009
ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt

Keegan Resources	KGN	487275109	10/1/08	1. Fix number of directors at 5; 2. Elect directors;	Company	Yes	For	For
				3. Appoint BDO Dunwoody as auditors;
				4. Approve resolution to adopt new share option
				plan.

Altius Minerals	ALS	020936100	10/29/08	1. Fix number of directors at 7; 2. Elect directors;	Company	Yes	For	For
				3. Appoint Deloitte & Touche as auditors.

Mansfield Minerals	MDR	56428D107	10/29/08	1. Set number of directors at 5; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Davidson & Co. as
				auditors and directors fix remuneration;
				4. Pass special resolution regarding common
				shares of Pachamama Resources; 5. Resolution to
				approve share option plan for Pachamama
				Resources; 6. Resolution to amend stock option
				plan.

Royal Gold	RGLD	780287108	11/5/08	1. Elect directors; 2. Approve amendments to	Company	Yes	For	For
				increase reserved issuance from 900,000 to
				1,300,000 shares; 3. Appoint Pricewaterhouse-
				Coopers as auditors.

Gold Fields Ltd.	GFI	38059T106	11/12/08	1. Adoption of financial statements; 2-6. Elect	Company	Yes	For	For
				directors; 7. Placement of non-convertible
				redeemable shares under control of directors;
				8. Issuing equity securities for cash; 9. Award
				of rights to non-executive share plan; 10. Increase
				of rights to non-executive directors' fees;
				11. Acquisition of Company's own shares.

Australian	SGA	Q8271C100	11/25/08	1. Elect directors; 2. Appoint KPMG as	Company	Yes	For	For
Solomons Gold				auditors; 3. Adopt remuneration report; 4.
				To approve a private placement of 35,460,993
				shares at a price of $0.30 per common share.

July 1, 2008 - June 30, 2009
ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt

Harmony Gold	HMY	413216300	11/24/2008	1. Adopt financial statements for financial	Company	Yes	For	For
Mining Co.				year 2008; 2-5. Elect directors; 6. re-appoint-
				ment of PricewaterhouseCoopers as auditors; 7.
				Increase non-executive director's fees; 8. Place-
				ment of 10% of the unissued shares under the
				directors control; 9. Authority for directors to
				allot and issue equity securities for cash up to
				10%.

Grayd Resource Corp.	GYD	388902108	1/15/2009	1. Determine number of directors at four; 2.	Company	Yes	For	For
				Elect directors; 3. Appoint Smythe Ratcliff as
				auditors; 4. Transact such further business.

Guyana Goldfields	GUY	403530108	4/7/2009	1. Elect directors; 2. Appoint Smith Nixon as	Company	Yes	For	For
				auditors; 3. Resolution authorizing termination
				of existing stock option plan and implementing
				new stock option plan; 4. Resolution authorizing
				amending by-laws; 5. Resolution approving
				shareholders rights plan.

Newmont Mining	NEM	651639106	3/2/2009	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers as auditors;
				3. Consider and act upon Shareholder proposal	Shareholder		Against
				regarding special meetings;
				4. Consider and act upon Shareholder proposal	Shareholder		Against
				to approve majority voting for the election of
				directors in a non-contested election.

Barrick Gold Corp.	ABX	067901108	4/29/2009	1. Resolution approving appointment of	Company	Yes	For	For
				PricewaterhouseCoopers as auditors;
				2. Elect directors;
				3. Shareholder resolution.	Shareholder		Against

July 1, 2008 - June 30, 2009
ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt

Agnico-Eagle	AEM	008474108	4/30/2009	1. Elect directors; 2. Appoint Ernst & Young	Company	Yes	For	For
				as auditors; 3. Resolution approving an amendment
				to company's employee share purchase plan;
				4. Resolution approving an amendment to stock
				option plan; 5. Resolution confirming the
				amendments to the amended and re-stated
				by-laws of the company.

Randgold	GOLD	752344309	5/5/2009	1. Adoption of director's report and accounts;	Company	Yes	For	For
				2. Elect directors; 3. Elect Jon Walden for
				the audit Committee; 4. Adoption of report
				of the remuneration committee; 5. Approve fees
				payable to directors; 6. Re-appoint BDO Stoy
				Hayward as auditors.

Centerra Gold	CG	152006102	5/5/2009	1. Elect directors; 2. Approve appointment of	Company	Yes	For	For
				KPMG as auditors and authorize directors to fix
				their remuneration.

Yamana Gold	AUY	98462Y100	5/6/2009	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For	For
				as auditors.

Kinross Gold	KGC	496902404	5/6/2009	1. Elect directors; 2. Approve the appointment	Company	Yes	For	For
				of KPMG as auditors; 3. Approve resolution
				ratifying the adoption of shareholder rights plan.

Lihir Gold	LIHR	532349107	5/6/2009	1. Receive financial statements and reports;	Company	Yes	For	For
				2. Re-elect directors; 3. Re-appoint auditors;
				4. Award share rights to the managing director;
				5. Ratification of issue 171,666,667 Ordinary
				fully paid shares; 6. Increase to the aggregate
				fee limit for non-executive directors.

July 1, 2008 - June 30, 2009
ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt

El Dorado Gold	EGO	284902103	5/7/2009	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers as auditors; 3. Authorize directors to
				fix auditor's remuneration; 4. Approve resolution
				regarding restated stock option plan for employees,
				consultants, advisors and directors; 5. Approve
				resolution repealing company's former by-law and
				adoption of new by-law; 6. Approve special
				resolution allowing company to hold shareholder
				meeting outside Canada.

Jaguar Mining	JAG	47009M103	5/14/2009	1. Elect directors; 2. Re-appoint KPMG as	Company	Yes	For	For
				auditors; 3. Confirmation of amendment and
				re-statement of by-law #2 previously approved
				by board of directors.

Anglogold	AU	035128206	5/15/2009	1. Adoption of financial statements; 2. Re-	Company	Yes	For	For
				appoint Ernst & Young as auditors; 3. Elect
				director; 4. General authority to directors to
				allot and issue ordinary shares; 5. Authority
				to directors to issue ordinary shares for cash;
				6. Increase non-executive director's fees; 7.
				General authority to directors to issue
				convertible bonds; 8. Increase in share capital;
				9. Amendments to the Company's Articles of
				Association.

Silver Wheaton	SLW	828336107	5/21/2009	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For	For
				as auditors; 3. Resolution confirming the company's
				shareholder rights plan; 4. Resolution approving
				company's stock option plan.

July 1, 2008 - June 30, 2009
ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt

Goldcorp	GG	380956409	5/22/2009	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For	For
				as auditors and authorize directors to fix
				remuneration.

Western Goldfields	WGW	95828P203	5/14/2009	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers as auditors; 3. Resolution authorizing
				board of directors to determine size of Board;
				4. Approve New Gold acquiring Western
				Goldfields.

Pan American Silver	PAAS	697900108	5/12/2009	1. Elect directors; 2. Re-appoint Deloitte &	Company	Yes	For	For
				Touche as auditors; 3. Authorize directors to
				fix auditor's remuneration.

Anatolia Minerals	ANO	032900953	5/13/2009	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers as auditors; 3. Resolution approving the
				restricted stock option plan; 4. Resolution
				approving the deferred share unit plan.

International Royalty Corp.	IRC	460277957	5/13/2009	1. Re-appointment of PricewaterhouseCoopers	Company	Yes	For	For
				as auditors; 2. Resolution to fix the number of
				directors at eight; 3. Elect directors; 4. Resolution
				to confirm the Company's shareholder rights
				plan.

Claude Resources	CRJ	182873950	5/14/2009	1. Elect directors; 2. Appoint KPMG as	Company	Yes	For	For
				auditors; 3. Approve company's shareholder
				rights plan.

IAMGOLD	IAG	450913108	5/14/2009	1. Elect directors; 2. Appoint KPMG as auditors.	Company	Yes	For	For

July 1, 2008 - June 30, 2009
ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt

Red Back Mining	RBI	756297107	5/21/2009	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
Coopers as auditors; 3. Approve amendment to
stock option plan; 4. Approve stock option grants
to insiders of the corporation.

Capstone Mining	CS	14068G104	5/19/2009	1. Determine number of directors at eight; 2. Elect	Company	Yes	For	For
directors; 3. Appoint Deloitte & Touche as
auditors; 4. authorize directors to fix auditors
remuneration; 5. Approve amendment regarding
company's share option plan.

Freeport-McMoran	FCX	35671D857	6/11/2009	1. Elect directors; 2. Appoint Ernst & Young as	Company	Yes	For	For
auditors; 3. Approval of 2009 annual incentive
plan;
				4. Shareholder proposal to have an environ-	Shareholder		Against
mental expert on Board of directors.

Volta Resources	VTR	92870R104	6/17/2009	1. Elect directors; 2. Appoint KPMG as auditors;	Company	Yes	For	For
3. Transact any further business as may be
properly come before the meeting.

Aquiline Resources	AQI	03839N100	6/1/2009	1. Elect directors; 2. Appoint Moore Stephens	Company	Yes	For	For
Cooper Molyneux as auditors; 3. Resolution
approving corporate shareholder rights plan.

Brazauro Resources	BZO	10575Q957	6/12/2009	1. Fix number of directors at 7; 2. Elect directors;	Company	Yes	For	For
3. Appoint Morgan & Co. as auditors; 4. Approve
Company's shareholder rights plan; 5. Transact
any further business.

July 1, 2008 - June 30, 2009
ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt

B2Gold Corp.	BTO	11777Q209	6/26/2009	1. Set number of directors at 8; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Pricewaterhousecoopers
				as auditors and directors to set remuneration.

Sabina Silver	SBB	785271107	6/2/2009	1. Determine number of directors at 6; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint KPMG as auditors;
				4. Approve company's stock option plan;
				5. Authorize the company to issue to Dundee
				Precious Metals as partial consideration for the
				acquisition of the Back River Assets.

San Gold	SGR	79780P104	6/23/2009	1. Elect directors; 2. Appoint Scarrow &	Company	Yes	For	For
				Donald as auditors; 3. Re-approval of the stock
				option plan.

Amazon Mining	AMZ	G037A0103	6/24/2009	1. Receive financial reports; 2. Re-appoint	Company	Yes	For	For
				PKF as auditors; 3. Re-approve, ratify and
				confirm share option plan.

DOT Resources	DOT	25849B107	6/30/2009	1. Fix board of directors at 6; 2. Elect directors;	Company	Yes	For	For
				3. Appoint KPMG as auditors; 4. Approval and
				adoption relating to the renewal and adoption
				of the stock option plan.

Geologix Explorations	GIX	371939109	6/24/2009	1. Set number of directors at four; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Davidson & Co. as auditors.

Great Basin Gold	GBG	390124105	6/22/2009	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers as auditors.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell
Gregory M. Orrell
President
August 17, 2009